Capital management	12 Months Ended
Dec. 31, 2023
Capital Management [Abstract]
Capital management [Text Block]

20) Capital management

The Company manages its capital to ensure that it will be able to continue to meet its financial and operational strategies and obligations, whilst maximizing the return to shareholders.

In the management of capital, the Company includes the components of shareholders' equity and debt. The Company manages the capital structure and makes adjustments thereto in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust its capital structure, the Company may attempt to issue new shares, acquire or dispose of assets, attempt to obtain additional debt financing or repay debt facilities.

	December 31, 2023	December 31, 2022
Equity attributable to owners of the Company	$248,652	$265,392
Debt	75,000	40,000
	$323,652	$305,392

There were no changes in the Company's capital management strategy during the year ended December 31, 2023 compared to the previous year.